Financial Instruments - Narrative (Details)		12 Months Ended
	May 09, 2019	Dec. 31, 2023	Dec. 31, 2022
US$500 million 5-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	5 years	5 years	5 years
US$500 million 10-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	10 years	10 years	10 years